Earning per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earning per share
Net income attributable to common shareholders of Tantech Holdings Ltd.	$ 2,011,244	$ 2,099,462
Weighted average share outstanding basic	1,903,906	773,083
Dilutive securities -unexercised warrants	0	16,225
Weighted average share outstanding diluted	1,903,906	789,308
Earnings per share basic	$ 1.06	$ 2.72
Earnings per share diluted	$ 1.06	$ 2.66